Related Party Transactions - Schedule of Fair Value of Debt Instrument (Details) - Flame Acquisition Corp [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Converible Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Fair Value Disclosure	$ 6,381,294	$ 1,409,730
Principal Value	3,306,370
Promissory Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Fair Value Disclosure	1,128,630	370,000
Principal Value	1,128,630
First Working Capital Loan [Member] | Converible Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Fair Value Disclosure	704,450	343,034
Principal Value	365,000
Second Working Capital Loan [Member] | Converible Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Fair Value Disclosure	1,544,000	751,856
Principal Value	800,000
Third Working Capital Loan [Member] | Converible Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Fair Value Disclosure	646,550	314,840
Principal Value	335,000
Q3 2022 Promissory Note [Member] | Converible Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Fair Value Disclosure	328,100	0
Principal Value	170,000
Q3 2022 Promissory Note [Member] | Promissory Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Fair Value Disclosure	0	170,000
Principal Value	0
Q42022 Promissory Note [Member] | Converible Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Fair Value Disclosure	386,000	0
Principal Value	200,000
Q42022 Promissory Note [Member] | Promissory Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Fair Value Disclosure	0	200,000
Principal Value	0
Q12023 Promissory Note [Member] | Converible Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Fair Value Disclosure	687,794	0
Principal Value	356,370
Q12023 Promissory Note [Member] | Promissory Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Fair Value Disclosure	178,630	0
Principal Value	178,630
First Q3 2023 Promissory Note [Member] | Converible Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Fair Value Disclosure	1,225,550	0
Principal Value	635,000
Second Q3 2023 Promissory Note [Member] | Promissory Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Fair Value Disclosure	495,000	0
Principal Value	495,000
First Q22023 Promissory Note [Member] | Converible Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Fair Value Disclosure	762,350	0
Principal Value	395,000
Third Q22023 Promissory Note [Member] | Promissory Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Fair Value Disclosure	100,000	0
Principal Value	100,000
Fourth Q22023 Promissory Note [Member] | Converible Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Fair Value Disclosure	96,500	0
Principal Value	50,000
Second Q22023 Promissory Note [Member] | Promissory Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Fair Value Disclosure	355,000	$ 0
Principal Value	$ 355,000